Acquisitions - Summary Pro Forma Combined Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Business Combinations [Abstract]
Pro forma total revenues	$ 97,455		$ 72,418
Pro forma income from operations	24,064		23,189
Pro forma net income	$ (29,764)	[1]	$ 7,666	[1]

[1]	For 2011, this amount does not include a pro forma income tax provision relating to becoming subject to income taxes as a result of the Merger.